CASH AND CASH EQUIVALENTS (Details) - USD ($) $ in Millions	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021
Disclosure Of Detailed Information About Cash And Cash Equivalents [Abstract]
Cash	$ 863		$ 728
Cash subject to restriction	281		268
Short-term deposits	58		2
Cash and cash equivalents, net	$ 1,202	$ 1,140	$ 998	$ 1,059	$ 910	$ 900